Significant Accounting Policies (Details)		12 Months Ended
	Oct. 01, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)
Significant Accounting Policies [Line Items]
Depositor amount (in Yuan Renminbi) | ¥					¥ 500,000
Restricted cash		$ 4,410,489	$ 769,233
Cumulative effect of retained earnings and non-controlling interests	$ 942,227
Credit loss reversals		(41,720)
Allowance for credit losses of accounts receivable		1,003,514
Allowance for credit losses of notes receivable		220,503
Allowance for credit losses of other receivable		14,458
Write-downs recognized of inventories
Allowance for advance to suppliers		$ 1,003,514	2,391,641
Residual value percentage		5.00%			5.00%
Impairment charge recognized for long-lived assets
Advance from customers		1,553,801	3,408,717
Advance from customers recognized revenue		2,393,995	3,733,552
Shipping and handling costs		1,547,311	1,749,338	1,232,430
Advertising costs		216,728	157,293	167,459
Deferred government grants		1,139,991
Government grants		$ 904,313	373,032	355,925
Tax benefit		50.00%
Total expenses		$ 856,887	707,355	828,068
After-tax profit percentage		10.00%
Registered capital		50.00%
Securities percentage		10.00%
Cash and cash equivalents		$ 18,118,456	20,192,460	$ 13,195,999
PRC GAAP [Member]
Significant Accounting Policies [Line Items]
After-tax profit percentage		10.00%
Registered capital		50.00%
Suppliers [Member]
Significant Accounting Policies [Line Items]
Allowance for advance to suppliers		$ 270,148	$ 171,538
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rates		6.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rates		13.00%
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for credit losses of other noncurrent assets		$ 109,823
Allowance for credit losses [Member]
Significant Accounting Policies [Line Items]
Cumulative effect of retained earnings and non-controlling interests	$ 942,227